Commitments and Contingencies (10-Q) (Details Narrative) (USD $)	0 Months Ended	12 Months Ended	19 Months Ended	42 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	May 24, 2013	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Two Thousand Thirteen [Member]	Dec. 31, 2012 Two Thousand Thirteen [Member]	Sep. 30, 2013 Two Thousand Fourteen [Member]	Dec. 31, 2012 Two Thousand Fourteen [Member]	Sep. 30, 2013 Two Thousand Fifteen [Member]	Dec. 31, 2012 Two Thousand Fifteen [Member]	Apr. 30, 2012 Employment Agreements [Member]	Sep. 30, 2013 Wowio, LLC [Member]	Dec. 31, 2012 Wowio, LLC [Member]	Sep. 30, 2013 Drunk Duck [Member]	Dec. 31, 2012 Drunk Duck [Member]	Sep. 30, 2013 Spacedog Entertainment, Inc.[Member]	Dec. 31, 2012 Spacedog Entertainment, Inc.[Member]	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Percentage of royalty payments related to acquisitions												20.00%	20.00%	10.00%	10.00%	100.00%	100.00%	10.00%	10.00%	100.00%	100.00%
Percentage of royalty payments related to acquisitions through perpetuity												10.00%	10.00%
Payment by party for termination of the lease		$ 5,000	$ 5,000
Employment agreement expire year											Expire through 2015.
Required employee agreement payment					330,000	330,000	225,000	225,000	50,000	50,000
Percentage of employee bonus																		10.00%	10.00%	100.00%	100.00%
Consultant Fee	$ 8,500
Common stock shares issued to consultant	500,000			303,500